Portfolio of investments—March 31, 2021 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 2.16%
California: 0.30%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (70 shares) 0.41% 144Aø	$ 7,000,000	$ 7,000,000
Massachusetts: 0.82%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (30 shares) 0.14% 144Aø	3,000,000	3,000,000
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (50 shares) 0.41% ø	5,000,000	5,000,000
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series D (110 shares) 0.41% ø	11,000,000	11,000,000
		19,000,000
New York: 1.04%
Nuveen New York Quality Municipal Income Fund Institutional MuniFund Term Preferred Shares (242 shares) 0.41% 144Aø	24,200,000	24,200,000
Total Closed end municipal bond fund obligations (Cost $50,200,000)		50,200,000

	Interest rate	Maturity date
Municipal obligations: 98.44%
Alabama: 4.07%
Education revenue: 0.02%
University of South Alabama Series 2021 (BAM Insured)	4.00%	4-1-2025	500,000	564,660
Health revenue: 1.43%
Alabama Health Care Authority for Baptist Health Series B (AGC Insured)€	0.19	11-15-2037	18,250,000	18,250,000
East Alabama Health Care Authority Series B ø	0.14	9-1-2039	14,829,000	14,829,000
				33,079,000
Utilities revenue: 2.62%
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	7-1-2046	18,635,000	18,742,524
Alabama Black Belt Energy Gas District Series A (Royal Bank of Canada LIQ)	4.00	8-1-2047	4,415,000	4,597,098
Black Belt Energy Gas District Project 4 Series A-1	4.00	6-1-2022	500,000	520,881
Chatom AL Industrial Development Board Alabama Electric Series A (National Rural Utilities Cooperative Finance SPA)ø	0.25	8-1-2037	12,195,000	12,195,000
Southeast Alabama Gas Supply District Project #1 Series A	4.00	4-1-2049	4,000,000	4,375,915
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0184 (Morgan Stanley Bank LIQ)144Aø	0.34	9-1-2046	20,400,000	20,400,000
				60,831,418
				94,475,078
Alaska: 0.33%
Housing revenue: 0.15%
Alaska Housing Finance Corporation Series 2021 144A	0.40	7-1-2024	3,500,000	3,501,590
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  1

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.18%
Alaska Municipal Bond Bank Series 1	5.00%	12-1-2023	$ 1,900,000	$ 2,120,542
Alaska Municipal Bond Bank Series 1	5.00	12-1-2024	1,750,000	2,019,198
				4,139,740
				7,641,330
Arizona: 0.80%
Education revenue: 0.09%
Arizona Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2862 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	0.24	12-15-2047	2,000,000	2,000,000
Health revenue: 0.21%
Maricopa County AZ IDA Series 2021A	5.00	9-1-2024	150,000	172,757
Maricopa County AZ IDA Series 2021A	5.00	9-1-2025	500,000	594,391
Maricopa County AZ IDA Series A	5.00	1-1-2048	3,910,000	4,178,219
				4,945,367
Industrial development revenue: 0.37%
Chandler AZ IDA Intel Corporation Project	2.70	12-1-2037	3,415,000	3,586,744
Phoenix AZ IDA Various Republic Services Incorporated Projects	0.18	12-1-2035	5,000,000	5,000,078
				8,586,822
Utilities revenue: 0.13%
Salt Verde AZ Financial Corporation	5.25	12-1-2021	2,900,000	2,986,770
				18,518,959
Arkansas: 0.53%
Health revenue: 0.27%
Batesville AK Public Facilities Board Hospital White River Health System Incorporated	5.00	6-1-2024	1,345,000	1,449,146
Boone County AR Hospital Construction Series 2006 (BOKF NA LOC)ø	3.00	5-1-2037	4,700,000	4,700,000
				6,149,146
Housing revenue: 0.26%
Arkansas Development Finance Authority Multifamily Housing Homes Project (Department of Housing and Urban Development Insured)	1.20	3-1-2024	6,000,000	6,074,315
				12,223,461
California: 11.41%
Airport revenue: 0.88%
Port Oakland CA Revenue Refunding Intermediate Lien Series H	5.00	5-1-2022	2,700,000	2,828,858
San Francisco CA City & County Airports Commission AMT Series H	5.00	5-1-2021	735,000	737,486
San Jose CA International Airport Series B	0.12	5-11-2021	16,912,000	16,911,619
				20,477,963
See accompanying notes to portfolio of investments

2  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.08%
California Municipal Finance Authority Series 2021A 144A	1.15%	12-15-2021	$ 1,825,000	$ 1,824,993
GO revenue: 0.01%
Oceanside CA Unified School District Series 2012-C ¤	0.00	8-1-2051	1,255,000	200,119
Health revenue: 2.73%
California HFFA Kaiser Permanente Series C	5.00	8-1-2031	2,540,000	2,731,703
California HFFA Series E	0.15	9-9-2021	3,500,000	3,499,844
California PFA Kaiser Permanente Series 2021A	4.00	10-15-2025	400,000	450,749
California Statewide CDA Emanate Health Series A	5.00	4-1-2025	750,000	875,792
California Statewide CDA Health Facilities Catholic Series D (AGM Insured)€	0.12	7-1-2041	25,175,000	25,175,000
California Statewide CDA Health Facilities Catholic Series E (AGM Insured)€	0.16	7-1-2040	350,000	350,000
California Statewide CDA Health Facilities Catholic Series F (AGM Insured)€	0.12	7-1-2040	15,025,000	15,025,000
California Statewide CDA Kaiser Permanente Series 585	0.15	9-15-2021	3,800,000	3,799,825
Palomar CA Pomerado Health Care District Certificate of Participation Series A (AGM Insured)€	0.58	11-1-2036	9,425,000	9,425,000
Palomar CA Pomerado Health Care District Certificate of Participation Series B (AGM Insured)€	0.58	11-1-2036	1,300,000	1,300,000
Palomar CA Pomerado Health Care District Certificate of Participation Series C (AGM Insured)€	0.58	11-1-2036	775,000	775,000
				63,407,913
Housing revenue: 2.04%
California HFA MFHR	1.45	4-1-2024	3,700,000	3,728,445
California Municipal Finance Authority Housing Revenue Dino Papavero Apartments Project	1.50	6-1-2022	8,700,000	8,717,612
Deutsche Bank Spears Series DBE-8061 (Deutsche Bank LIQ)144Aø	0.58	1-1-2060	4,000,000	4,000,000
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2020-MIZ9012 (Mizuho Capital Markets LLC LIQ)144Aø	0.24	10-1-2036	890,000	890,000
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2021-MIZ9063 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	0.30	5-1-2049	30,000,000	30,000,000
				47,336,057
Industrial development revenue: 0.52%
California Infrastructure and Economic Development Bank Revenue AMT Brightline West Passenger 144A	0.45	1-1-2050	12,000,000	12,001,132
Miscellaneous revenue: 2.77%
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-1 (1 Month LIBOR+0.33%)±	0.41	10-1-2047	5,000,000	5,004,150
California School Cash Reserve Program Authority Series L	2.00	1-31-2022	17,000,000	17,271,055
Contra Costa County CA Pooled Cross Series A ##	2.00	12-1-2021	2,500,000	2,526,263
Los Angeles County CA School Pooled Financing Program 2020-21 Series B-2	2.00	12-30-2021	10,000,000	10,138,853
Los Angeles County CA School Pooled Financing Program 2020-21 Series B-3	2.00	12-30-2021	9,000,000	9,124,288
Riverside County CA Office of Education Tax Revenue Anticipation Notes Series B ##	2.00	12-31-2021	20,000,000	20,275,704
				64,340,313
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  3

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.43%
California PCFA Series A 144Aøø	0.18%	8-1-2023	$10,000,000	$ 10,000,155
Tax revenue: 1.72%
Cathedral City CA Redevelopment Agency Series 2021C (BAM Insured)	4.00	8-1-2025	600,000	675,720
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9002 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	0.24	7-25-2021	23,000,000	23,000,000
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9003 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	0.24	3-1-2036	16,295,000	16,295,000
				39,970,720
Transportation revenue: 0.15%
Bay Area Toll Authority Series B (SIFMA Municipal Swap+0.28%)±	0.32	4-1-2056	3,500,000	3,502,336
Utilities revenue: 0.08%
School Project for Utility Rate Reduction California Revenue Anticipation Notes	1.00	8-1-2021	1,715,000	1,719,052
				264,780,753
Colorado: 0.56%
Airport revenue: 0.09%
Denver CO City and County Airport Revenue AMT Series B-2	5.00	11-15-2031	1,840,000	2,187,627
Health revenue: 0.02%
Colorado Health Facilities Authority Catholic Health Initiatives Series B-3	4.00	1-1-2024	530,000	557,377
Miscellaneous revenue: 0.21%
Colorado Bridge Enterprise Central 70 Project	4.00	6-30-2024	2,000,000	2,181,404
Colorado Bridge Enterprise Central 70 Project Series 2017	4.00	12-31-2023	1,385,000	1,498,976
Colorado State Bridge Enterprise Senior Revenue Bonds AMT Central 70 Project Private Activity	4.00	12-31-2024	1,000,000	1,103,221
				4,783,601
Tax revenue: 0.02%
Regional Transportation District Colorado Private Activity Revenue Denver Trans Partners Eagle P3	5.00	7-15-2024	300,000	340,023
Transportation revenue: 0.19%
Colorado E-470 Public Highway Authority Series A (1 Month LIBOR+0.42%)±	0.49	9-1-2039	4,500,000	4,500,092
Water & sewer revenue: 0.03%
Central Weld County CO Water District Water Revenue (AGM Insured)	5.00	12-1-2025	520,000	619,853
				12,988,573
Connecticut: 1.92%
Education revenue: 0.80%
Connecticut HEFAR Yale University Issue Series A	1.10	7-1-2048	7,355,000	7,468,260
Connecticut HEFAR Yale University issue Series B	0.55	7-1-2037	8,000,000	8,003,926
See accompanying notes to portfolio of investments

4  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program	5.00%	11-15-2022	$ 1,350,000	$ 1,450,628
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program	5.00	11-15-2024	585,000	671,113
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2021	545,000	560,432
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series B	5.00	11-15-2023	440,000	488,590
				18,642,949
GO revenue: 0.60%
Bridgeport CT Series A	5.00	6-1-2023	655,000	714,929
Bridgeport CT Series A	5.00	6-1-2024	800,000	902,753
Bridgeport CT Series A	5.00	6-1-2025	2,695,000	3,130,001
Connecticut Series A	3.00	1-15-2025	3,000,000	3,278,439
Connecticut Series C	3.00	6-1-2022	1,050,000	1,084,288
Connecticut Series C	3.00	6-1-2023	600,000	635,787
Connecticut Series C	3.00	6-1-2024	1,055,000	1,141,799
Connecticut Series C	4.00	6-1-2023	435,000	470,294
Connecticut Series C	4.00	6-1-2024	500,000	556,807
West Haven CT BAN Series B	2.00	9-30-2021	2,000,000	2,011,587
				13,926,684
Health revenue: 0.03%
Connecticut HEFA Stamford Hospital Series L-1%%	4.00	7-1-2024	600,000	664,321
Housing revenue: 0.27%
Connecticut HFA Series 25	2.30	6-15-2021	950,000	953,507
Connecticut HFA Series 25	2.50	6-15-2022	840,000	860,931
Connecticut HFA Series A Subseries A-1	0.20	5-15-2022	700,000	700,136
Connecticut HFA Series A Subseries A-1	0.30	11-15-2024	500,000	496,751
Connecticut HFA Series A Subseries A-1	0.40	11-15-2023	300,000	299,434
Connecticut HFA Series A Subseries A-1	0.40	5-15-2025	500,000	495,374
Waterbury CT Housing Authority Multifamily Housing Exchange Place Project	0.40	2-1-2023	2,500,000	2,501,108
				6,307,241
Miscellaneous revenue: 0.09%
Bridgeport CT Grant Anticipation Notes	1.50	12-9-2021	2,000,000	2,011,798
Tax revenue: 0.13%
Connecticutial Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2023	375,000	411,677
Connecticutial Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2024	1,000,000	1,137,923
Connecticutial Tax Obligation Revenue Transportation Infrastructure Purpose	5.00	5-1-2025	1,150,000	1,351,504
				2,901,104
				44,454,097
District of Columbia: 2.89%
Airport revenue: 0.43%
Washington DC Airports Authority Series 2010D (Barclays Bank plc LOC)ø	0.05	10-1-2040	10,000,000	10,000,000
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  5

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.89%
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XG0094 (Deutsche Bank LIQ)144Aø	0.15%	10-1-2041	$20,560,000	$ 20,560,000
Housing revenue: 1.29%
District of Columbia HFA MFHR Liberty Place Apartments Project	0.50	12-1-2021	9,800,000	9,813,029
District of Columbia HFA Park Southern Apartments Project (FHA Insured)	0.70	6-1-2024	20,000,000	20,070,764
				29,883,793
Transportation revenue: 0.27%
Washington DC Metropolitan Area Transit Authority Series A	5.00	7-15-2023	3,600,000	3,983,755
Washington DC Metropolitan Area Transit Authority Series A	5.00	7-15-2024	2,000,000	2,296,959
				6,280,714
Water & sewer revenue: 0.01%
District of Columbia Water and Sewer Authority Public Utility Subordinated Lien Bond Series C	1.75	10-1-2054	300,000	311,767
				67,036,274
Florida: 1.63%
Airport revenue: 0.16%
Miami Dade County FL Aviation Revenue Refunding Series A	5.00	10-1-2024	2,500,000	2,894,882
Miami-Dade County FL Seaport Series A	5.00	10-1-2021	855,000	872,486
				3,767,368
Education revenue: 0.35%
Florida HEFAR Florida Institute of Technology	5.00	10-1-2023	500,000	547,357
Florida HEFAR Florida Institute of Technology	5.00	10-1-2024	250,000	281,725
Tender Option Bond Trust Receipts/Certificates (Morgan Stanley Bank LIQ)144Aø	0.16	4-1-2053	7,325,000	7,325,000
				8,154,082
Health revenue: 0.01%
Miami-Dade County FL Health Facilities Authority Miami Children's Hospital Project Series A	5.25	8-1-2021	145,000	145,511
Housing revenue: 0.61%
Deutsche Bank Spears Series DBE-8055 (Deutsche Bank LOC, Deutsche Bank LIQ)144Aø	0.58	11-1-2058	10,000,000	10,000,000
Florida Housing Finance Corporation Multifamily Mortgage Parrish Oaks Series A	1.25	2-1-2023	500,000	504,531
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	2.00	7-1-2021	715,000	717,732
Florida Housing Finance Corporation Series 1 (GNMA/FNMA/FHLMC Insured)	2.05	1-1-2022	525,000	531,279
Miami-Dade County FL HFA Multifamily Housing Revenue øø	0.60	12-1-2022	2,500,000	2,501,176
				14,254,718
Miscellaneous revenue: 0.35%
Pasco County FL School Board Certificates Participation Sifma Index Rate Certificates (SIFMA Municipal Swap+0.75%)±	0.80	8-1-2032	8,000,000	8,013,500
See accompanying notes to portfolio of investments

6  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.13%
Florida Community Pooled Loan Program Series A-1	0.09%	5-3-2021	$ 3,000,000	$ 2,999,973
Transportation revenue: 0.02%
Miami Dade County FL Expressway Authority Series B	5.00	7-1-2022	460,000	486,476
				37,821,628
Georgia: 1.26%
Health revenue: 0.10%
Cobb County GA Kennestone Hospital Authority Anticipation Certificates Wellstar	5.00	4-1-2024	1,300,000	1,472,488
Cobb County GA Kennestone Hospital Authority Anticipation Certificates Wellstar	5.00	4-1-2025	660,000	771,833
				2,244,321
Housing revenue: 0.56%
Clayton County GA Housing Authority Renaissance at Garden Walk Apartments Project	2.30	6-1-2022	13,000,000	13,042,479
Utilities revenue: 0.60%
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	1.55	12-1-2049	4,000,000	4,065,093
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Fifth Series 1995	2.05	10-1-2032	1,850,000	1,869,992
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2008	1.65	11-1-2048	2,795,000	2,802,581
Monroe County GA Development Authority Power Company Plant Scherer Project First Series 2009	2.05	7-1-2049	2,545,000	2,572,502
Municipal Electric Authority Georgia Project One Subordinated Bond Series A	5.00	1-1-2022	2,500,000	2,586,457
				13,896,625
				29,183,425
Guam: 0.11%
Airport revenue: 0.11%
Guam International Airport Authority AMT Refunding Bond Series A	3.00	10-1-2021	55,000	55,294
Guam International Airport Authority AMT Refunding Bond Series A	5.00	10-1-2022	1,000,000	1,044,994
Guam International Airport Authority AMT Refunding Bond Series A	5.00	10-1-2023	1,395,000	1,489,904
				2,590,192
Hawaii: 0.08%
Health revenue: 0.08%
Hawaii Department of Budget & Finance Queens Health System Series B (SIFMA Municipal Swap+0.45%)±	0.49	7-1-2039	1,955,000	1,955,000
Idaho: 0.17%
Housing revenue: 0.17%
Idaho Housing & Finance Association Series A ø	0.15	1-1-2038	4,000,000	4,000,000
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  7

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 8.06%
Education revenue: 0.23%
Illinois Finance Authority Benedictine University Series 2021	5.00%	10-1-2025	$ 600,000	$ 667,238
Illinois Finance Authority University of Chicago Series 2021A %%	5.00	10-1-2023	1,400,000	1,540,338
Illinois Finance Authority University of Chicago Series 2021A %%	5.00	10-1-2025	1,500,000	1,763,615
University of Illinois Auxiliary Facilities Series A	5.00	4-1-2022	1,070,000	1,117,111
University of Illinois Auxiliary Facilities Series A	5.00	4-1-2024	350,000	351,111
				5,439,413
GO revenue: 1.72%
Chicago IL Board of Education Series 2020A	5.00	12-1-2022	400,000	427,487
Chicago IL CAB City Colleges (National Insured)¤	0.00	1-1-2024	3,670,000	3,533,505
Chicago IL Series A	5.00	1-1-2025	2,500,000	2,824,040
Cook County IL Refunding Bond Series 2021A	5.00	11-15-2022	4,000,000	4,307,321
Cook County IL Refunding Bond Series 2021A	5.00	11-15-2024	2,500,000	2,894,130
Cook County IL Refunding Bond Series C	5.00	11-15-2022	3,045,000	3,278,948
Decatur IL Park District Series 2021A	1.00	12-15-2021	4,270,000	4,291,608
Illinois	5.00	1-1-2022	5,915,000	6,107,306
Illinois Series 2016	5.00	11-1-2021	5,380,000	5,516,481
Kane & Cook Counties IL Community College District #509 Series 2021B	4.00	12-15-2025	1,200,000	1,387,096
Lake County IL Water Sewerage System Grainger Incorporated Project (Northern Trust Company LIQ)ø	0.16	4-1-2021	1,500,000	1,500,000
Waukegan IL Series 2018B (AGM Insured)	4.00	12-30-2021	800,000	821,565
Whiteside & Lee County IL Community Unit School District 5 Series A (BAM Insured)	4.00	12-1-2022	1,375,000	1,446,742
Whiteside & Lee County IL Community Unit School District 5 Series A (BAM Insured)	4.00	12-1-2023	1,435,000	1,557,066
				39,893,295
Health revenue: 0.29%
Illinois Finance Authority Ascension Health Alliance Senior Credit Group Series E-2	1.75	11-15-2042	2,970,000	2,970,000
Illinois Finance Authority Healthcare System Series B-1	5.00	5-15-2050	1,200,000	1,360,962
Illinois Finance Authority Mercy Health Corporation	5.00	12-1-2021	1,165,000	1,199,966
Illinois Finance Authority Rehabilitation Institute of Chicago	5.00	7-1-2023	1,100,000	1,189,114
				6,720,042
Housing revenue: 0.18%
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2020-YX1119 (GNMA/FNMA/FHLMC Insured, Barclays Bank plc LIQ)144Aø	0.10	4-1-2041	4,225,000	4,225,000
Miscellaneous revenue: 2.27%
Chicago IL Board of Education Series B	5.00	12-1-2022	1,500,000	1,603,077
Chicago IL Board of Education Series B	5.00	12-1-2023	1,150,000	1,268,258
Illinois Refunding Bond	5.00	8-1-2022	2,290,000	2,419,761
Illinois Series A	5.00	3-1-2023	3,000,000	3,239,039
Illinois Series D	5.00	11-1-2021	9,820,000	10,068,130
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2854 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	0.20	6-15-2050	34,160,000	34,160,000
				52,758,265
See accompanying notes to portfolio of investments

8  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 3.18%
Illinois Regional Transportation Authority Series B-RMKT øø	0.55%	6-1-2025	$29,530,000	$ 29,530,000
Illinois Series A	5.00	6-1-2021	1,455,000	1,465,199
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0603 (Royal Bank of Canada LIQ)144Aø	0.21	1-1-2026	2,265,000	2,265,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0093 (Barclays Bank plc LIQ)144Aø	0.19	1-1-2048	8,000,000	8,000,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0683 (Bank of America NA LIQ)144Aø	0.23	1-1-2048	8,340,000	8,340,000
lllinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0713 (Morgan Stanley Bank LIQ)144Aø	0.24	1-1-2043	8,000,000	8,000,000
Metropolitan Pier & Exposition Authority McCormick Place Project Non-Callable Bond Series B	5.00	12-15-2022	5,925,000	6,330,358
Tender Option Bond Trust Receipts/Certificates Series 2018-YX1099 (Barclays Bank plc LIQ)144Aø	0.19	1-1-2035	9,750,000	9,750,000
				73,680,557
Water & sewer revenue: 0.19%
Chicago IL Wastewater Transmission Revenue CAB Refunding Series A (National Insured)¤	0.00	1-1-2022	3,265,000	3,254,493
South Sangamon IL Water Commission (AGM Insured)	4.00	1-1-2023	500,000	524,634
South Sangamon IL Water Commission (AGM Insured)	4.00	1-1-2026	500,000	555,786
				4,334,913
				187,051,485
Indiana: 1.24%
Health revenue: 0.77%
Indiana Finance Authority Series 2008E-8 ø	0.07	11-15-2033	17,950,000	17,950,000
Industrial development revenue: 0.11%
Whiting IN Environmental Facilities North America Incorporated Project	5.00	11-1-2047	2,250,000	2,597,629
Miscellaneous revenue: 0.11%
Indianapolis IN Series 2021A	5.00	6-1-2024	1,700,000	1,928,033
Tippecanoe County IN Vinton-Tecumseh School Building Corporation Series 2021	3.00	1-15-2025	505,000	548,899
				2,476,932
Utilities revenue: 0.25%
Mount Vernon Industry Environmental Southern Industry Gas and Electric Company	0.88	9-1-2055	5,750,000	5,749,808
				28,774,369
Kansas: 0.60%
Health revenue: 0.11%
Wichita KS HCFR Presbyterian Manors Obligated Group	4.00	5-15-2022	1,250,000	1,257,395
Wichita KS HCFR Series I	3.75	5-15-2023	1,410,000	1,413,683
				2,671,078
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  9

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.36%
Kansas HFA Forest Glen Apartments Project Series B	1.66%	7-1-2022	$ 8,300,000	$ 8,328,975
Utilities revenue: 0.13%
Burlington KS Environmental Impact Series A ø	0.19	9-1-2035	3,000,000	3,000,000
				14,000,053
Kentucky: 1.70%
Airport revenue: 0.05%
Louisville KY Regional Airport Authority Refunding Bond AMT Series A	5.00	7-1-2021	1,250,000	1,263,219
Health revenue: 0.04%
Kentucky EDFA Owensboro Health Incorporated Series A	5.00	6-1-2021	825,000	829,828
Housing revenue: 0.43%
Kentucky Housing Corporation MFHR City View Park Project	1.16	2-1-2023	10,000,000	10,084,060
Industrial development revenue: 0.43%
Boone Country KY Pollution Control Revenue Various Refunding Bonds Duke Energy (Sumitomo Mitsui Banking Corporation LOC)ø	0.09	8-1-2027	10,000,000	10,000,000
Transportation revenue: 0.10%
Kentucky Asset / Liability Commission Agency Fund Revenue Refunding Project Notes Federal Highway Trust Fund	5.00	9-1-2021	2,195,000	2,237,686
Utilities revenue: 0.48%
Louisville & Jefferson Counties KY Metro Government PCR Series B	2.55	11-1-2027	6,500,000	6,511,408
Paducah KY Electric Plant Board Refunding Bond	5.00	10-1-2021	2,305,000	2,356,043
Paducah KY Electric Plant Board Refunding Bond	5.00	10-1-2023	1,995,000	2,209,593
				11,077,044
Water & sewer revenue: 0.17%
Kentucky Rural Water Finance Corporation Public Project Revenue Construction Notes Series E 2020-1	0.43	12-1-2021	4,000,000	4,000,463
				39,492,300
Louisiana: 1.39%
Airport revenue: 0.24%
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A	2.00	10-1-2040	5,540,000	5,587,189
Health revenue: 0.24%
Louisiana Public Facilities Authority Hospital Revenue Louisiana Childrens Medical Center Project	5.00	6-1-2045	5,000,000	5,486,916
Housing revenue: 0.17%
Louisiana Housing Corporation Hollywood Acres & Hollywood Heights Project Series 2019	1.44	12-1-2023	4,000,000	4,034,144
Industrial development revenue: 0.35%
St. John The Baptist Parish LA Revenue Refunding Bond Marathon Oil Corporation Project	2.00	6-1-2037	8,045,000	8,204,631
See accompanying notes to portfolio of investments

10  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.39%
Louisiana Local Government Environmental Facilities and Community Development Authority Subordinated Lien East Baton Rouge	0.88%	2-1-2046	$ 9,000,000	$ 8,944,915
				32,257,795
Maine: 0.09%
Education revenue: 0.03%
Maine Student Loan Authority AMT Refunding Student Loan Revenue Bond Class A Series 2019A-1 (AGM Insured)	5.00	12-1-2021	300,000	309,172
Maine Student Loan Authority AMT Refunding Student Loan Revenue Bond Class A Series 2019A-1 (AGM Insured)	5.00	12-1-2022	370,000	397,493
				706,665
Health revenue: 0.06%
Maine HEFA Series A	4.00	7-1-2024	755,000	836,006
Maine HEFA Series A	5.00	7-1-2023	575,000	632,597
				1,468,603
				2,175,268
Maryland: 1.23%
Health revenue: 0.11%
Maryland Health and Higher Educational Facilities Authority Revenue Adventist Healthcare Series 2021%%	5.00	1-1-2022	1,110,000	1,119,228
Maryland Health and Higher Educational Facilities Authority Revenue Adventist Healthcare Series 2021%%	5.00	1-1-2023	795,000	828,941
Maryland Health and Higher Educational Facilities Authority Revenue Adventist Healthcare Series 2021%%	5.00	1-1-2024	540,000	580,126
				2,528,295
Housing revenue: 0.85%
Maryland Community Development Department Housing Rosemont Tower LLC Series F (FHA/GNMA Insured)	2.01	11-1-2021	5,000,000	5,050,087
Maryland Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2832 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	0.24	7-1-2037	14,595,000	14,595,000
				19,645,087
Transportation revenue: 0.27%
Maryland Transportation Authority Refunding Bond AMT	5.00	3-1-2022	6,000,000	6,254,812
				28,428,194
Massachusetts: 1.38%
Health revenue: 0.44%
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2021	130,000	131,322
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2022	115,000	120,312
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2023	125,000	134,904
Massachusetts Development Finance Agency Milford Regional Medical Center Series G 144A	5.00	7-15-2024	125,000	138,377
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  11

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Massachusetts Development Finance Agency Wellforce Incorporate Series C (AGM Insured)	5.00%	10-1-2023	$ 635,000	$ 703,137
Massachusetts HEFA Partners Healthcare Series G-2 (AGM Insured)€	0.07	7-1-2042	5,020,000	5,020,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2891 (Barclays Bank plc LOC, AGM Insured, Barclays Bank plc LIQ)144Aø	0.09	10-1-2045	3,845,000	3,845,000
				10,093,052
Housing revenue: 0.14%
Boston MA Housing Authority Capital Program Revenue Refunding Series B	5.00	10-1-2024	650,000	750,466
Boston MA Housing Authority Capital Program Revenue Refunding Series B	5.00	10-1-2025	380,000	451,628
Massachusetts HFA Series 212	1.45	12-1-2049	2,000,000	2,022,610
				3,224,704
Tax revenue: 0.19%
Massachusetts Bay Transportation Authority Series B-1	5.00	7-1-2023	1,775,000	1,963,739
Massachusetts Bay Transportation Authority Series B-1	5.00	7-1-2024	2,200,000	2,525,562
				4,489,301
Transportation revenue: 0.61%
Massachusetts Department of Transportation Refunding Bond	5.00	1-1-2039	13,125,000	14,210,809
				32,017,866
Michigan: 1.93%
Education revenue: 0.09%
Michigan Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0614 (Morgan Stanley Bank LIQ)144Aø	0.19	11-1-2028	2,000,000	2,000,000
GO revenue: 0.18%
Genesee County MI Carman-Ainsworth Community School	4.00	5-1-2022	1,025,000	1,064,889
Genesee County MI Carman-Ainsworth Community School	4.00	5-1-2025	2,685,000	3,024,599
				4,089,488
Health revenue: 0.44%
Kent MI Hospital Finance Authority Series 2015A ø	0.29	1-15-2047	2,000,000	2,000,000
Michigan Finance Authority Bronson Healthcare Group Incorporated Series 2019B	3.50	11-15-2044	800,000	837,271
Michigan Finance Authority Mclaren Health Care (SIFMA Municipal Swap+0.50%)±	0.55	10-15-2038	7,500,000	7,500,834
				10,338,105
Housing revenue: 0.17%
Michigan Housing Development Authority Series A	2.30	10-1-2021	4,000,000	4,005,748
Miscellaneous revenue: 0.46%
Michigan Finance Authority State Aid Series A-2 (JPMorgan Chase & Company LOC)	4.00	8-20-2021	10,500,000	10,655,967
See accompanying notes to portfolio of investments

12  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.40%
Tender Option Bond Trust Receipts/Certificates (AGM Insured, Morgan Stanley Bank LIQ)144Aø	0.24%	7-1-2043	$ 9,410,000	$ 9,410,000
Utilities revenue: 0.19%
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project	1.45	8-1-2029	4,300,000	4,320,900
				44,820,208
Minnesota: 2.04%
GO revenue: 1.73%
JPMorgan Chase Puttable Tax-Exempt Receipts Trust Series 5027 (JPMorgan Chase & Company LIQ)144Aø	0.23	6-1-2021	40,000,000	40,000,000
Health revenue: 0.08%
Apple Valley MN Senior Living LLC Project Series B	4.00	1-1-2022	565,000	555,835
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2021	390,000	390,937
Minnesota HCFR Maple Grove Hospital Corporation	4.00	5-1-2022	390,000	403,808
Minnesota HCFR Maple Grove Hospital Corporation	5.00	5-1-2023	390,000	424,235
				1,774,815
Housing revenue: 0.20%
Minnesota Housing Finance Agency Rental Housing Series B	0.35	2-1-2023	4,695,000	4,703,332
Miscellaneous revenue: 0.03%
Lake Agassiz Education Cooperative Certificates of Participation Series A	3.00	2-1-2022	205,000	208,398
Lake Agassiz Education Cooperative Certificates of Participation Series A	3.00	2-1-2023	255,000	264,137
Lake Agassiz Education Cooperative Certificates of Participation Series A	3.00	2-1-2024	265,000	278,882
				751,417
				47,229,564
Mississippi: 0.22%
Health revenue: 0.22%
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Care Project	0.65	9-1-2036	5,000,000	5,001,207
Missouri: 1.14%
Health revenue: 0.60%
Missouri HEFA Series 2021B %%	4.00	5-1-2051	12,000,000	13,922,462
Miscellaneous revenue: 0.54%
Bridgeton MO IDA Mestek Machinery Incorporated (Santander Bank NA LOC)ø	0.20	7-1-2030	2,425,000	2,425,000
Missouri Public Utilities Commission Interim Construction Notes	0.50	3-1-2022	10,000,000	10,004,852
				12,429,852
				26,352,314
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  13

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nebraska: 1.23%
Housing revenue: 0.05%
Nebraska Investment Finance Authority Series D (GNMA/FNMA/FHLMC Insured)	3.65%	9-1-2021	$ 1,160,000	$ 1,173,604
Miscellaneous revenue: 0.14%
Gretna NE Series 2021	4.00	12-15-2025	3,000,000	3,372,760
Utilities revenue: 1.04%
Nebraska Public Power District Revenue General Series A	0.60	1-1-2051	10,000,000	10,031,758
Tender Option Bond Trust Receipts/Certificates Series 2016 XF1053 (Deutsche Bank LIQ)144Aø	0.13	2-1-2049	14,000,000	14,000,000
				24,031,758
				28,578,122
Nevada: 1.21%
GO revenue: 0.12%
Clark County NV School District Refunding Bond Limited Tax Series A	5.00	6-15-2023	2,095,000	2,308,739
Clark County NV School District Refunding Bond Limited Tax Series C	5.00	6-15-2023	500,000	551,012
				2,859,751
Housing revenue: 0.52%
Nevada Housing Division Multi Unit Housing Silver Terrace	1.19	10-1-2022	6,000,000	6,000,000
Nevada Housing Division Multi Unit Housing Whittell Pointe	0.30	10-1-2023	6,000,000	6,006,519
				12,006,519
Tax revenue: 0.18%
Nevada Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0866 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	0.08	7-1-2026	4,100,000	4,100,000
Utilities revenue: 0.33%
Washoe County NV Water Facility Refunding Bond Series F	2.05	3-1-2036	6,000,000	6,095,215
Washoe County NV Water Facility Revenue Refunding AMT Sierra Pacific Power Company	2.05	3-1-2036	1,500,000	1,523,804
				7,619,019
Water & sewer revenue: 0.06%
Washoe County NV Water Facility Revenue Refunding Sierra Pacific Power Company	0.63	3-1-2036	1,500,000	1,501,919
				28,087,208
New Jersey: 3.70%
Education revenue: 0.09%
New Jersey Higher Education Assistance Authority Series B	5.00	12-1-2021	2,000,000	2,061,281
GO revenue: 1.36%
New Jersey Economic Development Authority Series G 144A	5.25	9-1-2023	10,000,000	11,107,932
New Jersey EDA School Facilities Construction Notes Series GGG 144A	5.25	9-1-2022	10,000,000	10,665,884
Newark NJ	3.50	7-27-2021	3,500,000	3,535,918
See accompanying notes to portfolio of investments

14  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Newark NJ BAN General Capital Improvement	2.00%	10-5-2021	$ 1,200,000	$ 1,210,411
Newark NJ Refunding Bond Qualified General Improvement Series A	5.00	10-1-2022	750,000	794,800
Newark NJ Refunding Bond Tax Appeal Notes Series B	2.00	10-5-2021	1,160,000	1,170,064
Ramsey Borough NJ BAN	1.25	1-7-2022	3,000,000	3,020,639
				31,505,648
Health revenue: 0.03%
New Jersey HFFA St. Joseph's Healthcare System Group	5.00	7-1-2021	780,000	788,439
Housing revenue: 0.70%
New Jersey Housing & Mortgage Finance Agency Multifamily Conduit Post Road Gardens Series A	0.75	5-1-2023	3,000,000	3,015,406
New Jersey Housing & Mortgage Finance Agency Peter J McGuire Gardens Preservation Project Series G	1.45	11-1-2022	13,160,000	13,255,777
				16,271,183
Miscellaneous revenue: 1.02%
New Jersey EDA School Facilities Construction Notes Series BBB	5.00	6-15-2021	3,910,000	3,946,067
New Jersey EDA School Facilities Construction Notes Series DDD	5.00	6-15-2022	780,000	823,867
New Jersey Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0226 (BHAC/National Insured, Bank of America NA LIQ)144Aø	0.09	7-1-2026	4,000,000	4,000,000
New Jersey Transportation Trust Fund Series B	5.00	6-15-2021	2,290,000	2,311,123
New Jersey Transportation Trust Fund Series D	5.25	12-15-2023	2,600,000	2,929,684
Tender Option Bond Trust Receipts Series 2017-XI0052 (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	0.08	6-15-2042	9,725,000	9,725,000
				23,735,741
Tax revenue: 0.14%
New Jersey Covid-19 Emergency Series A	4.00	6-1-2023	3,000,000	3,232,592
Transportation revenue: 0.14%
New Brunswick NJ Parking Authority City Guaranteed Series B (Municipal Government Guaranty Insured)	5.00	9-1-2022	700,000	743,143
New Brunswick NJ Parking Authority City Guaranteed Series B (BAM Insured)	5.00	9-1-2024	875,000	1,002,629
New Jersey TTFA Series A	5.25	12-15-2022	1,295,000	1,403,486
				3,149,258
Water & sewer revenue: 0.22%
New Jersey EDA Refunding Bond AMT American Water Company Incorporated	1.20	11-1-2034	5,000,000	5,062,568
				85,806,710
New Mexico: 0.06%
Health revenue: 0.06%
New Mexico Hospital Equipment Loan Council Hospital Improvement System Sanitary Juan Regional	5.00	6-1-2021	220,000	221,361
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  15

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
New Mexico Hospital Equipment Loan Council Hospital Improvement System Sanitary Juan Regional	5.00%	6-1-2022	$ 445,000	$ 465,236
New Mexico Hospital Equipment Loan Council Hospital Improvement System Sanitary Juan Regional	5.00	6-1-2023	665,000	724,195
				1,410,792
New York: 13.38%
Airport revenue: 0.21%
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	5.00	12-1-2023	1,260,000	1,397,422
New York Transportation Development Corporation Special Facility Revenue Terminal 4 John F Kennedy International	5.00	12-1-2024	1,250,000	1,420,436
Niagara NY Frontier Transportation Refunding AMT Buffalo Niagara International	5.00	4-1-2021	1,975,000	1,975,000
				4,792,858
Education revenue: 0.10%
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A %%	5.00	7-1-2022	550,000	580,528
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A %%	5.00	7-1-2023	575,000	632,120
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A %%	5.00	7-1-2024	600,000	683,297
Saratoga County NY Capital Resource Corporation Revenue Refunding Skidmore College Series A %%	5.00	7-1-2025	425,000	499,770
				2,395,715
GO revenue: 5.53%
Cortland NY Enlarged City School District Anticipation Notes	1.50	7-30-2021	2,500,000	2,507,659
Elmira City NY Tax Anticipation Notes	4.00	5-27-2021	790,000	790,255
Erie County NY Revenue Anticipation Notes	3.00	6-24-2021	1,370,000	1,378,835
Island Park NY BAN Series D	1.25	6-16-2021	2,192,000	2,196,927
Long Beach NY Public Improvement Series A	5.00	9-1-2022	1,770,000	1,883,999
Long Beach NY Public Improvement Series A	5.00	9-1-2023	2,075,000	2,274,568
New York NY Adjusted Fiscal 2008 Subordinate Bond Series A-4 (AGM Insured)€	0.14	8-1-2026	900,000	900,000
New York NY Adjusted Fiscal 2008 Subordinate Bond Series C-4 (AGC Insured)€	0.16	10-1-2027	20,300,000	20,300,000
New York NY Series 3 ø	0.21	4-1-2042	6,500,000	6,500,000
New York NY Series J Subordinate Bond Series J-2 (AGM Insured)€	0.14	6-1-2036	800,000	800,000
New York NY Series J Subordinate Bond Series J3 (AGM Insured)€	0.14	6-1-2036	6,250,000	6,250,000
New York NY Subordinate Bond Series C-4 (AGM Insured)€	0.24	1-1-2032	800,000	800,000
Oyster Bay NY BAN Series C	4.00	8-27-2021	23,000,000	23,345,552
Poughkeepsie NY Series 2021%%	2.50	4-29-2022	800,000	811,509
Rockland County NY Tax Anticipation Notes	2.00	4-1-2021	8,250,000	8,250,000
Suffolk County NY Tax Anticipation Notes Series I	2.00	7-22-2021	15,000,000	15,080,831
Suffolk County NY Tax Anticipation Notes Series I	3.00	9-24-2021	20,000,000	20,257,164
Westchester County NY Tax Anticipation Notes Series B	2.00	10-18-2021	13,000,000	13,130,781
Yonkers NY Series 2021A (AGM Insured)	5.00	2-15-2025	315,000	366,917
Yonkers NY Series 2021B (AGM Insured)	5.00	2-15-2025	305,000	355,396
				128,180,393
See accompanying notes to portfolio of investments

16  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.35%
Broome County NY Local Development Corporation United Health Services Hospital Incorporate Project (AGM Insured)	5.00%	4-1-2024	$ 500,000	$ 566,501
Broome County NY Local Development Corporation United Health Services Hospital Incorporate Project (AGM Insured)	5.00	4-1-2025	500,000	584,937
New York NY Health And Hospital Corporation Revenue Health System Series A	5.00	2-15-2025	3,615,000	4,219,853
Tender Option Bond Trust/Floater Certificates Series 2020-XG0294 (FHA Insured, Bank of America NA LIQ)144Aø	0.09	2-1-2050	2,800,000	2,800,000
				8,171,291
Housing revenue: 1.46%
Deutsche Bank Spears Series DBE-8063 (Deutsche Bank LOC, Deutsche Bank LIQ)144Aø	0.58	10-1-2045	11,000,000	11,000,000
East Rochester NY Housing Authority Home Good Shepherd Project Series A (Citizens Bank LOC)ø	0.20	12-1-2036	2,335,000	2,335,000
New York Housing Finance Agency Revenue Affordable Housing Series J Climate	0.75	5-1-2025	8,250,000	8,256,651
New York Mortgage Agency Homeowner Revenue Series 183	3.50	4-1-2022	1,200,000	1,235,387
New York NY Housing Development Corporation Series A-3	1.13	5-1-2060	4,000,000	4,026,026
New York NY Housing Development Corporation Series G-2	2.00	11-1-2057	6,980,000	6,983,820
				33,836,884
Industrial development revenue: 0.96%
New York Energy Research & Development Authority PCR Keyspan Generation Series A (Ambac Insured)€	1.25	10-1-2028	900,000	900,000
New York Transportation Development Corporation Series 2018	5.00	1-1-2022	2,000,000	2,060,074
New York Transportation Development Corporation Series 2018	5.00	1-1-2023	12,750,000	13,624,506
New York Transportation Development Corporation Special Facilities Revenue Delta Airlines Incorporated LaGuardia Airport Terminals C&D Redevelopment Project	5.00	1-1-2024	5,250,000	5,798,858
				22,383,438
Miscellaneous revenue: 0.36%
Board Cooperative Educational Services New York Sole Supervisory District Revenue Anticipation Notes	1.50	9-29-2021	7,000,000	7,034,178
New York IDA Series 2021A (AGM Insured)	5.00	1-1-2026	1,000,000	1,200,145
				8,234,323
Tax revenue: 0.30%
New York NY Transitional Finance Authority Subordinate Bond Series 1-B (SIFMA Municipal Swap+0.80%)±	0.85	11-1-2022	6,885,000	6,915,452
Transportation revenue: 3.46%
New York Metropolitan Transportation Authority BAN	4.00	2-1-2022	3,950,000	4,056,982
New York Metropolitan Transportation Authority BAN	5.00	2-1-2023	4,050,000	4,355,257
New York Metropolitan Transportation Authority Series B (1 Month LIBOR+0.55%)±	0.62	11-1-2041	6,255,000	6,230,300
New York Metropolitan Transportation Authority Subordinate Bond Series D2 (SIFMA Municipal Swap+0.45%)±	0.50	11-15-2044	18,460,000	18,321,225
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  17

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
New York Metropolitan Transportation Authority Subordinate Bond Series G-1F (1 Month LIBOR+0.65%)±	0.73%	11-1-2026	$21,530,000	$ 21,521,244
New York Tender Option Bond Trust Receipts/Certificates (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	0.08	11-15-2052	17,865,000	17,865,000
New York Tender Option Bond Trust Receipts/Certificates (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	0.09	11-15-2042	2,200,000	2,200,000
Triborough Bridge & Tunnel Authority Series 2005B (State Street Bank & Trust Company LOC)ø	0.06	1-1-2032	100,000	100,000
Triborough Bridge & Tunnel Authority Series 2013A (U.S. SOFR+0.38%)±	0.39	1-1-2032	4,000,000	3,998,182
Triborough Bridge & Tunnel Authority Series A	5.00	11-15-2023	1,570,000	1,715,066
				80,363,256
Utilities revenue: 0.43%
Long Island NY Power Authority Electric System Revenue General Series B	0.85	9-1-2050	10,000,000	9,979,932
Water & sewer revenue: 0.22%
New York NY Municipal Water Finance Authority Water And Sewer System Revenue Second General Resolution	4.00	6-15-2024	3,000,000	3,347,445
New York Water Finance Authority Series DD	5.00	6-15-2025	1,535,000	1,821,598
				5,169,043
				310,422,585
North Carolina: 1.09%
Airport revenue: 0.32%
North Carolina Tender Option Bond Trust Receipts/Floater Certificates Series 2017-ZF2490 (Barclays Bank plc LIQ)144Aø	0.07	7-1-2042	7,500,000	7,500,000
Housing revenue: 0.58%
Charlotte NC Housing Authority Heritage Park Housing LP	1.45	6-1-2022	7,500,000	7,513,544
Charlotte NC Housing Authority West Tyvola Seniors LLC	0.50	12-1-2021	6,000,000	6,007,977
				13,521,521
Industrial development revenue: 0.08%
Columbus County NC PCFA International Paper Company Project Series 2019C	2.10	3-1-2027	1,750,000	1,828,737
Resource recovery revenue: 0.11%
North Carolina Capital Finance Republic Services Incorporated Project Series 2013	0.19	6-1-2038	2,500,000	2,499,611
				25,349,869
North Dakota: 0.50%
Housing revenue: 0.37%
North Dakota Housing Finance Agency Home Mortgage Finance Program Series B (SIFMA Municipal Swap+0.40%)±	0.45	1-1-2043	8,500,000	8,506,280
See accompanying notes to portfolio of investments

18  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.13%
Horace ND Series A	1.90%	8-1-2022	$ 3,000,000	$ 3,001,289
				11,507,569
Ohio: 2.01%
Education revenue: 0.04%
Ohio Higher Educational Facility Commission	5.00	5-1-2025	885,000	1,033,069
GO revenue: 0.54%
Akron OH Refunding Bonds Series 2020	2.00	12-1-2022	1,135,000	1,164,743
Chillicothe OH BAN Sanitary Sewer Improvements	1.00	9-29-2021	1,140,000	1,143,319
Fairfield OH BAN	2.25	4-27-2021	1,770,000	1,772,011
Newark City OH Series 2021	1.50	3-24-2022	1,675,000	1,694,665
Newark OH BAN	1.25	9-29-2021	2,900,000	2,914,321
Newark OH BAN	1.25	9-29-2021	3,000,000	3,014,815
Toledo OH Refunding Limited Tax Various Purpose	3.00	12-1-2022	310,000	322,027
Toledo OH Refunding Limited Tax Various Purpose	3.00	12-1-2023	440,000	465,524
				12,491,425
Health revenue: 0.68%
Allen County OH Mercy Health Hospital	5.00	12-1-2024	2,325,000	2,700,030
Allen County OH Mercy Health Hospital Series A	5.00	8-1-2021	2,795,000	2,837,172
Lucas County OH Hospital Promedica Healthcare Series D	5.00	11-15-2021	715,000	730,332
Tender Option Bond Trust Receipts/Certificates Series 2020-BAML5023 (Bank of America NA LIQ)144Aø	0.15	8-1-2037	9,560,000	9,560,000
				15,827,534
Housing revenue: 0.32%
Cuyahoga OH Metropolitan Housing Authority Multifamily Housing Riverside Park Phase 2 Project	2.00	4-1-2022	4,750,000	4,750,000
Ohio Housing Finance Agency Multifamily Housing Revenue Lima Apartments Project Series A øø	0.45	2-1-2023	2,600,000	2,603,698
				7,353,698
Miscellaneous revenue: 0.18%
American Municipal Power OH Incorporate BAN Electric System Improvement	1.50	8-12-2021	645,000	647,883
Orange Village OH BAN	1.00	8-26-2021	3,400,000	3,409,982
				4,057,865
Utilities revenue: 0.25%
Lancaster OH Port Authority Gas Supply (Royal Bank of Canada LIQ)	5.00	8-1-2049	5,000,000	5,796,136
				46,559,727
Oklahoma: 0.55%
Education revenue: 0.03%
University Oklahoma Revenues Refunding General Series B	5.00	7-1-2025	510,000	600,250
Health revenue: 0.43%
Oklahoma Development Finance Authority Health System Revenue ø	0.16	8-15-2031	10,000,000	10,000,000
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  19

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.09%
Kay County OK Public Building Authority	4.00%	4-1-2021	$ 350,000	$ 350,000
Kay County OK Public Building Authority	4.00	4-1-2022	400,000	410,377
Kay County OK Public Building Authority	4.00	4-1-2023	450,000	474,052
Oklahoma County OK Finance Authority Jones Public School Project	4.00	9-1-2023	330,000	354,318
Oklahoma County OK Finance Authority Jones Public School Project	4.00	9-1-2024	525,000	577,021
				2,165,768
				12,766,018
Oregon: 0.77%
Airport revenue: 0.05%
Port of Portland OR Portland International Airport AMT	5.00	7-1-2022	1,200,000	1,267,834
Education revenue: 0.08%
Yamhill County OR Linfield University Project Series A	4.00	10-1-2021	330,000	334,393
Yamhill County OR Linfield University Project Series A	4.00	10-1-2022	500,000	519,842
Yamhill County OR Linfield University Project Series A	4.00	10-1-2024	850,000	926,407
				1,780,642
GO revenue: 0.03%
Morrow County OR Series 2021A %%	4.00	6-1-2024	325,000	357,825
Morrow County OR Series 2021A %%	4.00	6-1-2025	325,000	365,399
				723,224
Health revenue: 0.16%
Tender Option Bond Trust/Floaters Certificates Series 2020-WF0977 (AGM Insured, JPMorgan Chase & Company LIQ)144Aø	0.11	2-15-2028	3,750,000	3,750,000
Industrial development revenue: 0.45%
Oregon Business Development Commission Intel Corporation Project Series 232	2.40	12-1-2040	10,000,000	10,459,182
				17,980,882
Pennsylvania: 4.91%
Airport revenue: 0.20%
Philadelphia PA Airport Revenue Refunding AMT Series C Private Activity	5.00	7-1-2022	2,750,000	2,904,746
Philadelphia PA Airport Revenue Refunding Series A Private Activity	5.00	7-1-2025	1,545,000	1,818,403
				4,723,149
Education revenue: 1.67%
Chester County PA HEFA Immaculata University Project	5.00	11-1-2021	580,000	582,643
Cumberland County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-1 øø	3.75	5-1-2044	2,000,000	2,010,654
Delaware County PA Authority University Revenue Neumann University	5.00	10-1-2024	500,000	564,913
Delaware County PA Authority University Revenue Neumann University	5.00	10-1-2025	525,000	608,688
See accompanying notes to portfolio of investments

20  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Pennsylvania HEFA Association of Independent Colleges & Universities of Pennsylvania Financing Program Series T-3 øø	3.00%	5-1-2033	$ 2,000,000	$ 2,037,151
Pennsylvania HEFA Independent Colleges Series I4	2.72	11-1-2031	3,000,000	3,005,454
Pennsylvania HEFAR Association of Independent Colleges and Universities of Pennsylvania Financing Program Mount Aloysius College Project Series R-1	2.25	11-1-2041	5,000,000	5,003,401
Philadelphia PA IDA Thomas Jefferson University Series B ø	0.16	9-1-2050	25,000,000	25,000,000
				38,812,904
GO revenue: 0.14%
Albert Gallatin PA Area School District Series A (AGM Insured)	4.00	9-1-2023	1,000,000	1,079,667
Albert Gallatin PA Area School District Series A (AGM Insured)	4.00	9-1-2024	725,000	803,010
Hollidaysburg PA Area School District	4.00	7-15-2023	525,000	568,555
Octorara PA Area School District (AGM Insured)	4.00	4-1-2025	600,000	675,824
				3,127,056
Health revenue: 0.24%
Berks County PA Municipal Authority Tower Health Project Series A	5.00	2-1-2022	500,000	512,075
Montgomery County PA Higher Education & Health Authority Presbytery Homes Incorporated Project	3.00	12-1-2021	560,000	565,085
Montgomery County PA Higher Education & Health Authority Series 2018A	5.00	9-1-2022	1,250,000	1,330,508
Montgomery County PA Higher Education & Health Authority Series 2018D ø	0.16	9-1-2050	500,000	500,000
Quakertown PA Health Facilities Authority Series A	3.13	7-1-2021	2,595,000	2,583,018
				5,490,686
Housing revenue: 0.60%
Pennsylvania HFA Limited Obligation Norris Homes Phase V	1.40	1-1-2043	10,500,000	10,675,939
Pennsylvania HFA Series 114A	2.90	10-1-2021	3,145,000	3,185,120
				13,861,059
Miscellaneous revenue: 0.75%
Bethlehem PA School District Revenue (1 Month LIBOR+0.48%)±	0.56	7-1-2031	9,975,000	9,974,247
Pennsylvania Economic Development Financing Authority Refunding Bond Philadelphia Bioslides Facility	3.00	1-1-2024	865,000	914,302
Pennsylvania Economic Development Financing Pennsylvania Rapid Bridge	5.00	6-30-2022	2,000,000	2,112,290
Pittsburgh and Allegheny County PA Sports and Exhibition Authority Regional Asset District (AGM Insured)	4.00	2-1-2025	1,860,000	2,093,173
Southeastern PA Transportation	5.00	6-1-2024	1,000,000	1,141,560
Southeastern PA Transportation	5.00	6-1-2025	1,000,000	1,177,493
				17,413,065
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  21

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.58%
Pennsylvania EDFA Solid Waste Disposal Republic Services Incoporated Project Series A	0.20%	4-1-2034	$ 3,500,000	$ 3,500,068
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project øø	0.18	8-1-2045	10,000,000	9,999,611
				13,499,679
Tax revenue: 0.33%
Philadelphia PA School District AMT Series A	4.00	6-30-2021	7,625,000	7,698,096
Tobacco revenue: 0.12%
Tender Option Bond Trust Receipts/Certificates (Barclays Bank plc LOC, Barclays Bank plc LIQ)144Aø	0.08	6-1-2034	2,650,000	2,650,000
Transportation revenue: 0.04%
Pennsylvania Turnpike Series B	5.00	12-1-2023	425,000	479,025
Pennsylvania Turnpike Series B	5.00	12-1-2024	450,000	525,797
				1,004,822
Water & sewer revenue: 0.24%
Allegheny County PA Sanitary Authority Series A	4.00	6-1-2024	300,000	333,083
Allegheny County PA Sanitary Authority Series A	4.00	6-1-2025	150,000	170,817
Pittsburgh PA Water & Sewer Authority Series C (SIFMA Municipal Swap+0.65%)(AGM Insured)±	0.70	9-1-2040	5,000,000	5,010,861
				5,514,761
				113,795,277
Rhode Island: 0.24%
Health revenue: 0.24%
Rhode Island Health & Educational Building Refunding Hospital Financing Lifespan Obligation Bond	5.00	5-15-2022	1,250,000	1,311,812
Rhode Island Health & Educational Building Refunding Hospital Financing Lifespan Obligation Bond	5.00	5-15-2023	1,300,000	1,413,512
Rhode Island Health & Educational Building Refunding Hospital Financing Lifespan Obligation Bond	5.00	5-15-2024	2,475,000	2,782,483
				5,507,807
South Carolina: 0.93%
Health revenue: 0.76%
South Carolina Jobs EDA Episcopal Home at Still Hopes Series A	5.00	4-1-2021	425,000	425,000
South Carolina Jobs EDA Episcopal Home at Still Hopes Series A	5.00	4-1-2022	455,000	466,311
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	0.16	5-1-2048	16,700,000	16,700,000
				17,591,311
Water & sewer revenue: 0.17%
Laurens County SC Water and Sewer Commission Waterworks Distribution System BAN	1.38	2-1-2022	4,000,000	4,010,254
				21,601,565
See accompanying notes to portfolio of investments

22  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
South Dakota: 0.16%
Health revenue: 0.16%
Tender Option Bond Trust Receipts Series 2020-XG0302 (Barclays Bank plc LIQ)144Aø	0.19%	9-1-2050	$ 3,675,000	$ 3,675,000
Tennessee: 0.70%
Airport revenue: 0.14%
Shelby County TN Airport Authority Series 2021A %%	5.00	7-1-2025	2,750,000	3,237,585
Health revenue: 0.06%
Greeneville TN HEFA Board Series 2018A	5.00	7-1-2022	1,280,000	1,352,027
Housing revenue: 0.15%
Chattanooga TN Health Educational & Housing Facility Board Ridgeway Apartments Project	1.63	12-1-2021	500,000	501,109
Memphis TN Health Educational And Housing Facility Board MFHR Collateralized Memphis Towers	0.25	12-1-2023	3,000,000	3,005,567
				3,506,676
Utilities revenue: 0.35%
Memphis TN Electric System Series A	4.00	12-1-2021	285,000	292,263
Memphis TN Electric System Series A	4.00	12-1-2022	435,000	462,681
Memphis TN Electric System Series A	5.00	12-1-2023	425,000	478,058
Memphis TN Electric System Series A	5.00	12-1-2024	500,000	582,829
Tennessee Energy Acquisition Corporation Series A	4.00	5-1-2048	4,690,000	5,010,346
Tennessee Energy Acquisition Corporation Series A	5.00	2-1-2022	1,300,000	1,349,399
				8,175,576
				16,271,864
Texas: 12.72%
Airport revenue: 0.19%
Dallas TX Fort Worth International Airport Series A	5.00	11-1-2024	1,500,000	1,737,200
Houston TX Airport System Series C	5.00	7-1-2022	2,500,000	2,642,606
				4,379,806
Education revenue: 0.13%
Texas Board of Regents A&M University Series 2021A %%	5.00	5-15-2025	2,500,000	2,960,449
GO revenue: 4.50%
Burleson TX Independent School District	2.50	2-1-2047	7,885,000	8,128,598
Cypress-Fairbanks TX Independent School District Series A-1	2.13	2-15-2027	3,745,000	3,772,169
Cypress-Fairbanks TX Independent School District Series B-2	2.13	2-15-2040	7,015,000	7,065,892
El Paso TX Independent School District Maintenance Tax Notes	2.50	2-1-2040	3,500,000	3,526,711
Fort Bend County TX District #58 Series 2021 (BAM Insured)	3.00	4-1-2022	1,085,000	1,114,123
Fort Bend TX Independent School District School Building Series B	0.88	8-1-2050	4,000,000	4,004,482
Galveston TX Dickinson Independent High School District	1.35	8-1-2037	3,900,000	3,915,453
Goose Creek TX Consolidated Independent School District School Building Series B øø	0.27	10-1-2049	5,000,000	5,003,420
Katy TX Independent School District Series 2015C-REMK (1 Month LIBOR+0.28%)±	0.35	8-15-2036	9,120,000	9,120,099
North East TX Independent School District Series B	1.42	8-1-2040	1,330,000	1,335,525
Northside TX Independent School District Building Project	1.60	8-1-2049	2,860,000	2,957,847
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  23

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Northside TX Independent School District School Building Bond	2.00%	6-1-2046	$ 2,135,000	$ 2,141,206
Plainview TX Idependent School District Series B	1.50	2-15-2050	9,000,000	9,191,544
Texas Tax Anticipation Notes	4.00	8-26-2021	40,500,000	41,137,531
Tomball TX Independent School District School Building Series B-1	0.45	2-15-2036	2,000,000	1,999,019
				104,413,619
Health revenue: 1.02%
Board of Managers Joint Guadalupe Refunding & Improvement Project	5.00	12-1-2021	1,000,000	1,023,259
Coastal Bend TX Health Facilities Development Corporation (AGM Insured)€	0.14	7-1-2031	6,125,000	6,125,000
Harris County TX Cultural Education Facilities Finance Corporation Hospital Memorial Hermann	5.00	6-1-2032	3,000,000	3,483,169
Harris County TX Cultural Education Facilities Finance Corporation Revenue Texas Medical Center Series A	0.90	5-15-2050	2,100,000	2,100,982
Harris County TX Health Facilities Development Corporation Series A3 (AGM Insured)€	0.14	7-1-2031	6,875,000	6,875,000
Harris County TX Health Facilities Development Corporation Series A4 (AGM Insured)€	0.13	7-1-2031	4,075,000	4,075,000
				23,682,410
Housing revenue: 3.35%
Alamito TX Public Facilities Corporation MFHR Housing Authority of the City of El Paso Rental Assistance Demonstration Conversion Program (Department of Housing and Urban Development Insured)	1.51	5-1-2037	10,000,000	10,061,042
Alamito TX Public Facility Corporation Cramer Three Apartments Project	2.50	11-1-2021	2,000,000	2,003,236
Austin TX Affordable PFC Incorporated MFHR Bridge Granada Apartments	1.46	6-1-2023	2,125,000	2,155,777
Deutsche Bank Spears Series DBE-8054 (Deutsche Bank LOC, Deutsche Bank LIQ)144Aø	0.58	8-1-2060	10,000,000	10,000,000
Midland County TX Public Facility Corporation Multifamily Housing Revenue Palladium West Francis	0.35	6-1-2024	4,000,000	4,006,958
Mizuho Floater/Residual Trust Tender Option Bond Series 2019-MIZ9010 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	0.24	4-1-2034	20,750,000	20,750,000
Odessa TX Housing Finance Corporation Multifamily Housing Vera Odessa Apartments (FHA Insured)	0.35	9-1-2023	6,500,000	6,509,169
Port Aransas TX Public Facilities Corporation MFHR Palladium Port Aransas Apartments	0.70	1-1-2024	6,400,000	6,417,556
San Antonio TX Housing Trust Finance Corporation Majestic Ranch Apartments LP (FHA Insured)	1.40	7-1-2022	6,000,000	6,043,024
Texas Capital Area Housing Finance Agency MFHR Mission Trail at El Camino Real Apartments	2.10	9-1-2037	9,750,000	9,801,517
				77,748,279
Industrial development revenue: 0.70%
Austin TX Convention First Tier Series A	5.00	1-1-2022	400,000	409,711
See accompanying notes to portfolio of investments

24  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue (continued)
Austin TX Convention First Tier Series A	5.00%	1-1-2023	$ 750,000	$ 791,792
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project ø	0.10	6-1-2041	15,000,000	15,000,000
				16,201,503
Resource recovery revenue: 0.77%
Mission TX Economic Development Corporation Republic Services Incorporated Project	0.18	1-1-2026	7,000,000	7,000,109
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series E ø	0.16	11-1-2040	11,000,000	11,000,000
				18,000,109
Transportation revenue: 1.26%
Central Texas Regional Mobility Authority Revenue Subordinated Lien BAN Series F	5.00	1-1-2025	2,500,000	2,834,164
Harris County TX Senior Lien Toll Road Series B	1.45	8-15-2021	7,635,000	7,672,759
RBC Municipal Products Incorporated Trust Floaters Series E-145 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	0.07	9-8-2021	3,000,000	3,000,000
Tender Option Bond Trust Receipts Series 2019-XM0753 (Deutsche Bank LIQ)144Aø	0.25	8-1-2057	9,635,000	9,635,000
Tender Option Bond Trust Receipts Series 2019-XM0756 (Deutsche Bank LIQ)144Aø	0.47	6-30-2058	6,000,000	6,000,000
				29,141,923
Utilities revenue: 0.63%
San Antonio TX Electric & Gas Systems Refunding Bond Series B	2.00	2-1-2033	11,440,000	11,470,381
Texas Municipal Gas Acquisition & Supply Corporation Series 2021	5.00	12-15-2021	1,300,000	1,342,286
Texas Municipal Gas Acquisition & Supply Corporation Series 2021	5.00	12-15-2024	1,500,000	1,733,406
				14,546,073
Water & sewer revenue: 0.17%
Houston TX Combined Utility System Revenue Series C (1 Month LIBOR+0.36%)±	0.44	5-15-2034	4,000,000	4,001,649
				295,075,820
Vermont: 0.08%
Education revenue: 0.08%
Vermont Educational & Health Buildings St. Michaels College Project	5.00	10-1-2023	1,185,000	1,244,637
Vermont Educational & Health Buildings St. Michaels College Project	5.00	10-1-2024	675,000	707,065
				1,951,702
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  25

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Virginia: 0.85%
Health revenue: 0.22%
Mizuho Floater/Residual Trust Tender Option Bond Series 2020-MIZ9025 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	0.12%	11-1-2035	$ 4,000,000	$ 4,000,000
Virginia Small Business Financing Authority Revenue National Senior Campuses Incorporate Series A	5.00	1-1-2023	500,000	538,071
Virginia Small Business Financing Authority Revenue National Senior Campuses Incorporate Series A	5.00	1-1-2024	500,000	557,371
				5,095,442
Industrial development revenue: 0.18%
Louisa VA IDA Pollution Control Virginia Electric & Power Company Series A	1.90	11-1-2035	4,000,000	4,114,648
Miscellaneous revenue: 0.13%
Louisa VA IDA Electric and Power Company Project Series A	0.75	11-1-2035	3,000,000	2,987,007
Utilities revenue: 0.32%
Halifax County VA Electric and Power Company Project	0.45	12-1-2041	4,000,000	4,000,394
Wise County VA IDA Waste & Sewage Disposal Revenue	1.20	11-1-2040	3,525,000	3,586,698
				7,587,092
				19,784,189
Washington: 1.18%
Airport revenue: 0.12%
Port of Seattle WA AMT Intermediate Lien Series C	5.00	4-1-2025	2,500,000	2,863,025
Health revenue: 0.04%
Washington HCFR Series 2021 144A	5.00	12-1-2021	160,000	164,824
Washington HCFR Series 2021 144A	5.00	12-1-2022	230,000	247,240
Washington HCFR Series 2021 144A	5.00	12-1-2023	250,000	280,360
Washington HCFR Series 2021 144A	5.00	12-1-2024	195,000	226,454
				918,878
Housing revenue: 0.50%
Washington Housing Finance Commission Columbia Park Apartments Project (FHA/GNMA Insured)	1.39	7-1-2022	5,200,000	5,214,802
Washington Housing Finance Commission SAG Portfolio Project	2.55	7-1-2022	6,250,000	6,285,094
				11,499,896
Utilities revenue: 0.52%
Seattle WA Municipal Light & Power Refunding Bond Series B-2 (SIFMA Municipal Swap+0.29%)±	0.34	5-1-2045	10,000,000	10,000,440
Seattle WA Municipal Light & Power Series C1 (SIFMA Municipal Swap+0.25%)±	0.30	11-1-2021	1,055,000	1,055,124
Seattle WA Municipal Light & Power Series C2 (SIFMA Municipal Swap+0.25%)±	0.30	11-1-2021	1,055,000	1,055,124
				12,110,688
				27,392,487
See accompanying notes to portfolio of investments

26  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
West Virginia: 1.12%
Health revenue: 0.38%
West Virginia Hospital Finance Authority United Health System	5.00%	6-1-2022	$ 4,000,000	$ 4,214,773
West Virginia Hospital Finance Authority United Health System	5.00	6-1-2024	4,000,000	4,559,471
				8,774,244
Housing revenue: 0.21%
West Virginia Housing Development Brookpark Place Project	1.65	8-1-2022	5,000,000	5,023,385
Industrial development revenue: 0.13%
West Virginia EDA Solid Waste Disposal Facilities Revenue Refunding Appalachian Power Company	0.63	12-1-2038	3,000,000	2,965,825
Utilities revenue: 0.40%
West Virginia EDA Solid Waste Disposal Facilities Appalachian Power Company Amos Project	1.00	1-1-2041	5,900,000	5,911,343
West Virginia EDA Solid Waste Disposal Facilities Wheeling Power Company Mitchell Project Series A	3.00	6-1-2037	3,250,000	3,337,344
				9,248,687
				26,012,141
Wisconsin: 4.23%
Education revenue: 0.06%
Wisconsin PFA Gardner Webb University 144A	5.00	7-1-2021	1,360,000	1,366,949
GO revenue: 0.25%
Dane County WI AMT Promissory Notes Apartment Project Series D	2.50	6-1-2022	445,000	446,492
Dane County WI AMT Promissory Notes Apartment Project Series D	2.63	6-1-2023	980,000	983,346
Dane County WI AMT Promissory Notes Apartment Project Series D	3.50	6-1-2021	735,000	738,699
Waukesha WI Series 2021A %%	2.00	7-1-2022	3,500,000	3,564,237
				5,732,774
Health revenue: 1.20%
Public Finance Authority Wisconsin Hospital Renown Regional Medical Center Project Series A	5.00	6-1-2025	385,000	452,296
Wisconsin HEFA Advocate Aurora Health Credit Group Series C3 (SIFMA Municipal Swap+0.55%)±	0.60	8-15-2054	7,065,000	7,090,341
Wisconsin HEFA Marshfield Clinic Health System Incorporated	5.00	2-15-2052	10,000,000	11,356,097
Wisconsin HEFA Series 2053 ø	0.17	2-15-2053	7,500,000	7,500,000
Wisconsin HEFA St. Camillus Health System Series A	5.00	11-1-2021	110,000	111,305
Wisconsin HEFA St. Camillus Health System Series A	5.00	11-1-2022	120,000	123,750
Wisconsin HEFA St. Camillus Health System Series A	5.00	11-1-2023	125,000	131,047
Wisconsin HEFA St. Camillus Health System Series A	5.00	7-1-2024	945,000	1,072,390
				27,837,226
Housing revenue: 1.66%
Wisconsin Housing & EDA Series A	2.80	3-1-2022	1,070,000	1,089,984
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  27

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
Wisconsin Tender Option Bond Trust Receipts/Certificates Series 2019-XF2821 (Mizuho Bank Limited LOC, Mizuho Bank Limited LIQ)144Aø	0.29%	1-1-2026	$ 3,845,000	$ 3,845,000
Wisconsin Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2871 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aø	0.29	11-1-2025	33,711,000	33,711,000
				38,645,984
Miscellaneous revenue: 0.30%
Appleton WI RDA Redevelopment Revenue Adjusted Fox Cities Arts Center B (Associated Trust Company NA LOC)ø	0.16	6-1-2036	5,100,000	5,100,000
Osceola WI Anticipation Notes	3.00	12-1-2021	1,800,000	1,805,566
				6,905,566
Resource recovery revenue: 0.76%
La Crosse WI Resource Recovery Northern States Power Company Project	6.00	11-1-2021	2,500,000	2,576,842
Wisconsin PFA Series A-2	0.18	10-1-2025	15,000,000	14,999,417
				17,576,259
				98,064,758
Wyoming: 0.04%
Health revenue: 0.04%
Laramie County WY Series 2021	4.00	5-1-2025	750,000	849,694
Total Municipal obligations (Cost $2,274,789,001)				2,283,721,179

		Yield	Shares
Short-term investments: 0.60%
Investment companies: 0.60%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	13,881,020	13,885,185
Total Short-term investments (Cost $13,885,185)				13,885,185
Total investments in securities (Cost $2,338,874,186)	101.20%			2,347,806,364
Other assets and liabilities, net	(1.20)			(27,905,194)
Total net assets	100.00%			$2,319,901,170

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

28  |  Wells Fargo Ultra Short-Term Municipal Income Fund

Portfolio of investments—March 31, 2021 (unaudited)
Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
National	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$6,556,901	$893,802,993	$(886,471,706)	$(2,913)	$(90)	$13,885,185	0.60%	13,881,020	$1,983
See accompanying notes to portfolio of investments

Wells Fargo Ultra Short-Term Municipal Income Fund  |  29

Notes to portfolio of investments—March 31, 2021 (unaudited)
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$50,200,000	$0	$50,200,000
Municipal obligations	0	2,283,721,179	0	2,283,721,179
Short-term investments
Investment companies	13,885,185	0	0	13,885,185
Total assets	$13,885,185	$2,333,921,179	$0	$2,347,806,364
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2021, the Fund did not have any transfers into/out of Level 3.

30  |  Wells Fargo Ultra Short-Term Municipal Income Fund